Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/29/2018
Distribution Date:	12/14/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Floating(1)	CHF 250,000,000	1.30870	$327,175,000	November 19, 2025	0.200%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$29,648,801,600

OSFI Covered Bond Limit			$39,975,535,163

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/29/2018
Distribution Date:	12/14/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/29/2018
Distribution Date:	12/14/2018

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$29,648,801,600

A = Lesser of (i) LTV Adjusted Loan Balance and			39,205,760,971		A (i)	41,332,403,790
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	39,205,760,971
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			411,613,934
Total: A + B + C + D + E - F			38,794,147,037

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			30,161,225,068

A = lesser of (i) Present Value of outstanding loan balance of			40,909,151,550
Performing Eligible Loans(5) and (ii) 80% of Market Value of properties securing Performing Eligible Loans

B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			40,909,151,550

Intercompany Loan Balance

Guarantee Loan			31,258,197,709
Demand Loan			10,741,802,291
Total			42,000,000,000

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
November 29, 2018	N/A		N/A

Portfolio Flow of Funds

	29-Nov-18		31-Oct-18
Cash Inflows
Principal Receipts	511,392,326.94		621,144,292.66
Sale of Loans	132,097,599.19		142,384,631.71
Revenue Receipts	82,391,926.84		92,346,653.03
Swap Receipts	-		-
Intercompany Loan Receipts	8,524,210,261.01		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(73,088,000.43)	(7)	(92,136,047.80)	(8)
Purchase of Loans	(8,729,818,894.58)		(37,882,562.74)
Intercompany Loan Repayment	(437,881,292.56)	(7)	(725,646,361.66)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	-		(3,448.03)
Net Inflows/(Outflows)	9,303,926.41		207,157.17

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.4506%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on December 17th, 2018.

(8) This amount was paid out on November 19th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/29/2018
Distribution Date:	12/14/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$33,175,481,503
Current Month Ending Balance(1)	$41,311,584,678
Number of Mortgage Loans in Pool	186,686
Average Loan Size	$221,289
Number of Primary Borrowers	163,053
Number of Properties	169,133

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.39%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.49%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.67%
Weighted Average Seasoning of Loans in the Portfolio	23.55	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.00%
Weighted Average Original Term of Loans in the Portfolio	55.22	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.67	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.32	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	186,592	99.95%	41,287,756,754	99.94%
30 to 59 Days Past Due	82	0.04%	20,612,046	0.05%
60 to 89 Days Past Due	12	0.01%	3,215,878	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	186,686	100.00%	41,311,584,678	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,520	10.99%	4,885,434,714	11.83%
British Columbia	25,930	13.89%	7,687,666,077	18.61%
Manitoba	3,350	1.79%	496,982,775	1.20%
New Brunswick	4,191	2.24%	434,489,596	1.05%
Newfoundland	4,328	2.32%	630,549,962	1.53%
Northwest Territories	58	0.03%	11,891,376	0.03%
Nova Scotia	6,404	3.43%	842,257,971	2.04%
Nunavut	-	0.00%	-	0.00%
Ontario	96,592	51.74%	22,175,262,795	53.68%
Prince Edward Island	886	0.47%	97,488,535	0.24%
Quebec	18,896	10.12%	2,974,402,858	7.20%
Saskatchewan	5,226	2.80%	1,014,137,625	2.45%
Yukon	305	0.16%	61,020,396	0.15%
Total	186,686	100.00%	41,311,584,678	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,197	1.18%	455,073,775	1.10%
599 or less	1,327	0.71%	273,806,221	0.66%
600 - 650	3,002	1.61%	640,358,669	1.55%
651 - 700	9,766	5.23%	2,134,752,867	5.17%
701 - 750	22,128	11.85%	5,221,472,839	12.64%
751 - 800	33,097	17.73%	7,842,885,643	18.98%
801 and Above	115,169	61.69%	24,743,234,665	59.89%
Total	186,686	100.00%	41,311,584,678	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/29/2018
Distribution Date:	12/14/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	140,603	75.32%	28,751,368,832	69.60%
Variable	46,083	24.68%	12,560,215,846	30.40%
Total	186,686	100.00%	41,311,584,678	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	145,398	77.88%	29,307,195,581	70.94%
Non-STEP	41,288	22.12%	12,004,389,097	29.06%
Total	186,686	100.00%	41,311,584,678	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,069	7.00%	2,921,491,057	7.07%
Owner Occupied	173,617	93.00%	38,390,093,621	92.93%
Total	186,686	100.00%	41,311,584,678	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	31,102	16.66%	7,590,210,914	18.37%
2.5000 - 2.9999	79,032	42.33%	15,627,749,237	37.83%
3.0000 - 3.4999	44,439	23.80%	10,123,410,891	24.51%
3.5000 - 3.9999	31,164	16.69%	7,801,282,900	18.88%
4.0000 - 4.4999	458	0.25%	83,393,341	0.20%
4.5000 - 4.9999	289	0.15%	50,577,775	0.12%
5.0000 - 5.4999	91	0.05%	10,492,515	0.03%
5.5000 and Above	111	0.06%	24,467,105	0.06%
Total	186,686	100.00%	41,311,584,678	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,187	10.28%	1,496,119,469	3.62%
20.01-25.00	7,772	4.16%	1,087,435,073	2.63%
25.01-30.00	8,990	4.82%	1,476,886,119	3.57%
30.01-35.00	11,219	6.01%	2,158,480,571	5.22%
35.01-40.00	13,940	7.47%	2,963,539,106	7.17%
40.01-45.00	15,812	8.47%	3,608,297,002	8.73%
45.01-50.00	18,203	9.75%	4,315,206,321	10.45%
50.01-55.00	20,270	10.86%	4,933,865,147	11.94%
55.01-60.00	18,798	10.07%	4,876,450,264	11.80%
60.01-65.00	16,612	8.90%	4,422,880,168	10.71%
65.01-70.00	14,401	7.71%	3,849,523,508	9.32%
70.01-75.00	11,351	6.08%	3,150,069,611	7.63%
75.01-80.00	8,169	4.38%	2,391,985,661	5.79%
80.01-90.00	1,820	0.97%	535,461,821	1.30%
90.01-100.00	126	0.07%	43,100,743	0.10%
Over 100.00	16	0.01%	2,284,095	0.01%
Total	186,686	100.00%	41,311,584,678	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/29/2018
Distribution Date:	12/14/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	18,633	9.98%	3,131,497,479	7.58%
12.00 - 23.99	47,343	25.36%	8,914,754,568	21.58%
24.00 - 35.99	57,608	30.86%	12,972,940,038	31.40%
36.00 - 41.99	25,639	13.73%	6,178,014,511	14.95%
42.00 - 47.99	19,066	10.21%	5,120,833,158	12.40%
48.00 - 53.99	8,702	4.66%	2,280,772,797	5.52%
54.00 - 59.99	8,349	4.47%	2,434,726,971	5.89%
60.00 - 65.99	1,145	0.61%	239,335,671	0.58%
66.00 - 71.99	36	0.02%	8,302,128	0.02%
72.00 and Above	165	0.09%	30,407,359	0.07%
Total	186,686	100.00%	41,311,584,678	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	47,090	25.22%	2,831,940,582	6.86%
100,000 - 149,999	29,811	15.97%	3,731,810,872	9.03%
150,000 - 199,999	27,480	14.72%	4,789,598,633	11.59%
200,000 - 249,999	22,121	11.85%	4,961,704,892	12.01%
250,000 - 299,999	17,023	9.12%	4,658,917,010	11.28%
300,000 - 349,999	11,780	6.31%	3,813,078,226	9.23%
350,000 - 399,999	8,341	4.47%	3,116,009,133	7.54%
400,000 - 449,999	5,689	3.05%	2,411,281,754	5.84%
450,000 - 499,999	4,340	2.32%	2,056,053,672	4.98%
500,000 - 549,999	3,161	1.69%	1,656,885,206	4.01%
550,000 - 599,999	2,411	1.29%	1,383,659,101	3.35%
600,000 - 649,999	1,773	0.95%	1,105,894,279	2.68%
650,000 - 699,999	1,293	0.69%	871,372,921	2.11%
700,000 - 749,999	983	0.53%	710,706,363	1.72%
750,000 - 799,999	738	0.40%	571,792,666	1.38%
800,000 - 849,999	574	0.31%	473,085,897	1.15%
850,000 - 899,999	455	0.24%	397,650,484	0.96%
900,000 - 949,999	401	0.21%	370,408,242	0.90%
950,000 - 999,999	250	0.13%	243,663,779	0.59%
1,000,000 or Greater	972	0.52%	1,156,070,968	2.80%
Total	186,686	100.00%	41,311,584,678	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	30,687	16.44%	6,302,240,617	15.26%
Single Family	149,027	79.83%	33,367,372,138	80.77%
Multi Family	6,219	3.33%	1,491,614,707	3.61%
Other	753	0.40%	150,357,217	0.36%
Total	186,686	100.00%	41,311,584,678	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/29/2018
Distribution Date:	12/14/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	75,967,704	53,826,820	72,042,793	94,112,018	129,112,014	141,970,551	231,205,470	284,048,496	406,297,005	515,183,402	598,491,973	1,106,251,688	934,333,757	239,867,116	2,723,907	-	4,885,434,714	11.83%
	Current and Less Than 30 Days Past Due	75,910,382	53,826,820	72,042,793	94,112,018	129,112,014	141,970,551	231,000,164	284,048,496	406,297,005	514,952,653	598,010,946	1,104,730,515	933,634,713	239,867,116	2,723,907	-	4,882,240,092	99.93%
	30 to 59 Days Past Due	-	-	-	-	-	-	205,306	-	-	230,749	481,027	1,257,915	699,044	-	-	-	2,874,041	0.06%
	60 to 89 Days Past Due	57,323	-	-	-	-	-	-	-	-	-	-	263,258	-	-	-	-	320,581	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	398,959,179	293,721,855	393,658,807	596,002,165	817,691,530	942,109,594	909,650,603	804,910,253	780,621,321	685,672,054	479,230,894	329,511,338	185,416,008	69,273,127	1,237,349	-	7,687,666,077	18.61%
	Current and Less Than 30 Days Past Due	398,835,677	293,721,855	393,261,175	596,002,165	817,492,291	941,570,480	909,010,874	803,180,523	780,136,061	685,672,054	479,230,894	329,511,338	185,416,008	69,273,127	1,237,349	-	7,683,551,873	99.95%
	30 to 59 Days Past Due	123,502	-	267,469	-	199,239	539,114	-	1,729,730	485,259	-	-	-	-	-	-	-	3,344,313	0.04%
	60 to 89 Days Past Due	-	-	130,162	-	-	-	639,729	-	-	-	-	-	-	-	-	-	769,891	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,742,630	7,760,093	10,471,797	13,030,745	19,373,597	32,638,084	33,737,213	48,282,199	61,240,133	75,292,210	85,239,185	79,578,010	20,109,559	890,818	596,502	-	496,982,775	1.20%
	Current and Less Than 30 Days Past Due	8,742,630	7,760,093	10,471,797	13,030,745	19,373,597	32,638,084	33,737,213	48,282,199	60,963,939	75,292,210	85,037,541	79,578,010	20,109,559	890,818	596,502	-	496,504,936	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	276,194	-	201,645	-	-	-	-	-	477,838	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,609,051	8,710,845	8,814,637	16,867,937	28,291,285	39,046,090	59,221,114	92,368,790	76,435,444	47,817,705	29,155,336	9,602,820	6,548,542	-	-	-	434,489,596	1.05%
	Current and Less Than 30 Days Past Due	11,609,051	8,710,845	8,814,637	16,867,937	28,147,119	39,046,090	59,221,114	92,292,971	76,435,444	47,817,705	29,155,336	9,602,820	6,548,542	-	-	-	434,269,610	99.95%
	30 to 59 Days Past Due	-	-	-	-	144,167	-	-	75,819	-	-	-	-	-	-	-	-	219,986	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,614,828	9,473,257	13,827,691	19,056,382	33,557,684	50,747,892	70,772,188	133,051,831	111,737,301	62,788,884	56,771,602	30,173,103	26,702,812	274,507	-	-	630,549,962	1.53%
	Current and Less Than 30 Days Past Due	11,614,828	9,473,257	13,827,691	18,868,465	33,557,684	50,747,892	70,672,638	132,801,792	111,675,368	62,788,884	56,771,602	30,173,103	26,702,812	274,507	-	-	629,950,523	99.90%
	30 to 59 Days Past Due	-	-	-	187,917	-	-	99,550	250,039	61,933	-	-	-	-	-	-	-	599,439	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	568,520	79,261	272,912	375,420	993,706	968,026	1,355,176	2,398,123	1,381,024	1,625,296	1,405,156	238,759	229,997	-	-	-	11,891,376	0.03%
	Current and Less Than 30 Days Past Due	568,520	79,261	272,912	375,420	993,706	968,026	1,355,176	2,398,123	1,381,024	1,625,296	1,405,156	238,759	229,997	-	-	-	11,891,376	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,653,751	16,008,209	20,782,324	30,823,275	42,027,737	64,207,045	96,990,596	166,065,136	142,035,002	101,054,753	81,955,273	35,451,433	22,788,923	414,516	-	-	842,257,971	2.04%
	Current and Less Than 30 Days Past Due	21,653,751	16,008,209	20,782,324	30,823,275	42,027,737	64,207,045	96,898,880	165,933,125	141,964,729	101,054,753	81,955,273	35,451,433	22,788,923	414,516	-	-	841,963,971	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	-	91,716	132,011	70,273	-	-	-	-	-	-	-	294,000	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	870,303,324	630,167,484	860,412,951	1,250,315,293	1,704,987,771	2,091,598,203	2,564,274,903	2,889,254,395	2,717,785,877	2,381,135,764	1,843,832,499	1,085,002,538	1,029,766,831	217,406,156	36,925,207	2,093,598	22,175,262,795	53.68%
	Current and Less Than 30 Days Past Due	869,763,839	630,167,484	860,127,247	1,250,201,074	1,704,238,255	2,090,869,622	2,561,233,260	2,887,643,236	2,715,246,122	2,380,449,787	1,842,414,037	1,085,002,538	1,029,576,098	217,406,156	36,925,207	2,093,598	22,163,357,561	99.95%
	30 to 59 Days Past Due	539,485	-	239,700	114,219	749,516	489,329	2,832,637	1,611,158	2,261,445	685,977	432,822	-	190,732	-	-	-	10,147,022	0.05%
	60 to 89 Days Past Due	-	-	46,004	-	-	239,251	209,006	-	278,310	-	985,640	-	-	-	-	-	1,758,211	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,106,065	1,792,509	2,465,456	3,765,695	6,013,725	9,486,168	14,252,383	20,929,890	14,083,187	8,791,619	8,345,249	2,207,744	2,248,844	-	-	-	97,488,535	0.24%
	Current and Less Than 30 Days Past Due	3,106,065	1,792,509	2,465,456	3,765,695	6,013,725	9,486,168	14,252,383	20,929,890	14,083,187	8,791,619	8,345,249	2,207,744	2,248,844	-	-	-	97,488,535	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	71,763,317	49,608,351	69,039,884	101,017,723	128,734,915	158,161,859	223,917,419	275,128,508	346,896,949	420,431,605	556,786,917	425,235,738	138,740,709	7,130,691	1,617,778	190,497	2,974,402,858	7.20%
	Current and Less Than 30 Days Past Due	71,763,317	49,608,351	69,039,884	101,017,723	128,734,915	158,082,602	223,917,419	274,959,746	346,755,540	420,431,605	555,750,925	424,415,461	138,740,709	7,130,691	1,617,778	190,497	2,972,157,161	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	79,258	-	168,762	-	-	1,035,992	820,277	-	-	-	-	2,104,288	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	141,409	-	-	-	-	-	-	-	141,409	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,870,961	15,052,036	23,149,617	30,496,963	48,720,301	71,021,208	101,337,755	206,874,645	210,724,900	117,619,585	101,823,667	45,238,244	22,002,851	204,891	-	-	1,014,137,625	2.45%
	Current and Less Than 30 Days Past Due	19,870,961	15,052,036	23,078,833	30,496,963	48,720,301	70,955,462	101,337,755	206,648,860	210,724,900	117,204,997	101,823,667	45,238,244	22,002,851	204,891	-	-	1,013,360,721	99.92%
	30 to 59 Days Past Due	-	-	70,785	-	-	65,747	-	-	-	414,588	-	-	-	-	-	-	551,119	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	225,785	-	-	-	-	-	-	-	-	225,785	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,960,140	1,234,351	1,947,251	2,616,956	4,034,841	6,342,282	8,491,501	10,552,881	7,212,121	5,467,290	6,485,757	1,578,197	3,096,829	-	-	-	61,020,396	0.15%
	Current and Less Than 30 Days Past Due	1,960,140	1,234,351	1,947,251	2,616,956	4,034,841	6,342,282	8,491,501	10,552,881	7,212,121	5,467,290	6,485,757	1,578,197	3,096,829	-	-	-	61,020,396	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,496,119,469	1,087,435,073	1,476,886,119	2,158,480,571	2,963,539,106	3,608,297,002	4,315,206,321	4,933,865,147	4,876,450,264	4,422,880,168	3,849,523,508	3,150,069,611	2,391,985,661	535,461,821	43,100,743	2,284,095	41,311,584,678	100.00%
	Current and Less Than 30 Days Past Due	1,495,399,159	1,087,435,073	1,476,131,999	2,158,178,435	2,962,446,184	3,606,884,303	4,311,128,377	4,929,671,841	4,872,875,440	4,421,548,854	3,846,386,383	3,147,728,161	2,391,095,885	535,461,821	43,100,743	2,284,095	41,287,756,754	99.94%
	30 to 59 Days Past Due	662,987	-	577,954	302,136	1,092,922	1,173,447	3,229,208	3,967,520	3,155,105	1,331,314	2,151,485	2,078,192	889,776	-	-	-	20,612,046	0.05%
	60 to 89 Days Past Due	57,323	-	176,166	-	-	239,251	848,735	225,785	419,719	-	985,640	263,258	-	-	-	-	3,215,878	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/29/2018
Distribution Date:	12/14/2018

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	25,416,492	17,670,408	23,923,834	32,115,265	36,702,672	42,163,891	39,150,477	38,003,390	43,969,440	33,738,045	45,491,652	38,145,812	31,934,046	5,540,482	1,107,870	-	455,073,775	1.10%
<=599	4,941,687	4,563,288	8,172,887	13,906,328	22,881,602	30,299,360	28,050,012	35,248,785	33,781,424	32,768,837	23,215,995	20,882,424	12,799,187	2,294,405	-	-	273,806,221	0.66%
600-650	11,307,978	10,788,228	19,151,276	23,132,454	45,409,236	55,414,656	66,031,753	78,953,805	83,932,974	79,766,519	71,038,091	54,608,995	31,694,055	7,839,444	1,289,205	-	640,358,669	1.55%
651-700	43,190,672	29,142,840	53,088,181	85,627,584	146,288,541	175,961,974	218,189,848	269,195,919	288,558,046	256,452,825	239,076,487	179,790,591	123,310,553	25,612,958	1,213,372	52,475	2,134,752,867	5.17%
701-750	114,600,703	103,029,369	131,044,031	211,890,658	315,395,225	410,148,045	516,346,774	609,794,116	610,626,484	592,581,253	577,350,548	516,829,723	420,196,373	83,048,533	8,591,003	-	5,221,472,839	12.64%
751-800	200,777,836	153,289,461	224,852,063	366,135,329	502,559,984	642,051,481	780,968,989	924,733,627	927,626,843	860,453,571	824,819,186	700,412,603	591,496,833	132,511,476	9,417,191	779,169	7,842,885,643	18.98%
>800	1,095,884,101	768,951,479	1,016,653,847	1,425,672,954	1,894,301,845	2,252,257,595	2,666,468,468	2,977,935,505	2,887,955,054	2,567,119,117	2,068,531,549	1,639,399,463	1,180,554,613	278,614,523	21,482,102	1,452,451	24,743,234,665	59.89%
Total	1,496,119,469	1,087,435,073	1,476,886,119	2,158,480,571	2,963,539,106	3,608,297,002	4,315,206,321	4,933,865,147	4,876,450,264	4,422,880,168	3,849,523,508	3,150,069,611	2,391,985,661	535,461,821	43,100,743	2,284,095	41,311,584,678	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.